Capital Stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Capital Stock

7. CAPITAL STOCK

Share Capital

The Company was incorporated with an initial share capital of 1,200,000 shares of Common Stock with a par value of US$0.01 each which was later reclassified to Supervoting Common Stock. On May 14, 1993, the authorized share capital of the Company was further increased from US$12 to US$700 by the creation of 50,000,000 shares of Common Stock of par value US$0.01 each and 18,800,000 shares of Supervoting Common Stock of par value US$0.01 each. As a result, there are 20,000,000 shares of authorized Supervoting Common Stock. 6,000,000 shares of Supervoting Common Stock (including the 1,200,000 shares of Common Stock reclassified to Supervoting Common Stock) were issued to the then ultimate parent company of the Company as consideration for the transfer of two PRC entities to the Company on June 23, 1993.

The Company subsequently redeemed 3,000,000 shares of its outstanding Supervoting Common Stock at their par value of US$0.01 per share and in September 2006, the Company converted the remaining outstanding 3,000,000 shares of Supervoting Common Stock into the same number of shares of Common Stock with a par value of US$0.01 each pursuant to the by-laws of the Company upon receipt of a written notification from the sole holder of Supervoting Common Stock. There was no outstanding Supervoting Common Stock as of December 31, 2013 and 2014.

Capital Stock

Each share of Supervoting Common Stock is entitled to 10 votes whereas each share of Common Stock is entitled to one vote. The Common Stock is identical to the Supervoting Common Stock as to the payment of dividends. Except for the difference in voting rights described above, the Supervoting Common Stock and the Common Stock rank pari passu in all respects.